Other income and expenses - Employee benefits expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income and expenses
Wages and salaries	€ 28,192	€ 29,690	€ 32,655
Social security contributions	4,499	4,415	4,588
Share-based payments	2,158	(1,461)	5,471
Termination benefits	812	319	1,158
Total	35,661	32,963	43,872
Contributions to state pension scheme (defined contribution plan)	1,745	1,790	2,706
Gain on reversal of share based payment		3,104
Supervisory board members
Other income and expenses
Share-based payments	741	1,446	2,564
Termination benefits	€ 864	€ 1,631	€ 3,252